Schedule I frontdoor, inc Parent Company Only (Condensed Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 296	$ 282	$ 168	$ 156
Total Current Assets	330	741
Other assets	10	1
Total Assets	1,041	1,416
Interest payable	9
Other	26	19
Current portion of long-term debt	7	9
Total Current Liabilities	345	705
Long-Term Debt	977
Due to Subsidiaries	1
Other long-term obligations	24	11
Total Other Long-Term Liabilities	63	49
Stockholders' equity	(344)	661	$ 560	$ 518
Total Liabilities and Equity	1,041	1,416
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	55
Other current assets	3
Total Current Assets	58
Investments in subsidiaries	601
Deferred taxes	3
Other assets	1
Total Assets	663
Interest payable	9
Other	2
Current portion of long-term debt	7
Total Current Liabilities	18
Long-Term Debt	977
Due to Subsidiaries	2
Other long-term obligations	10
Total Other Long-Term Liabilities	10
Stockholders' equity	(344)
Total Liabilities and Equity	$ 663